                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407

                             Trust for Credit Unions
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              Westborough, MA 01581
               (Address of principal executive offices) (Zip code)

                                                  Copies to:
Jay Johnson                                       Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.                 Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001            One Logan Square, Suite 2000
Washington, DC 20036                              Philadelphia, PA 19103
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828

                       Date of fiscal year end: August 31

                     Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

PAR VALUE                                                                              VALUE
------------                                                                       ------------
U.S. GOVERNMENT AGENCY SECURITIES - 28.80%
               FEDERAL FARM CREDIT BANK - 4.65%
$  2,000,000      0.257%, 07/15/11 (a)                                             $  1,998,878
   3,000,000      0.277%, 11/17/11 (a)                                                2,998,677
   3,000,000      0.608%, 11/28/11 (a)                                                2,999,844
   3,000,000      0.263%, 12/14/11 (a)                                                2,998,399
   3,000,000      0.290%, 01/12/12 (a)                                                2,999,030
                                                                                   ------------
                                                                                     13,994,828
                                                                                   ------------
               FEDERAL HOME LOAN BANK - 8.46%
   6,000,000      0.500%, 03/14/11                                                    6,000,000
   5,000,000      0.303%, 05/13/11 (a)                                                4,997,591
     300,000      0.540%, 05/24/11                                                      300,000
   4,200,000      0.293%, 05/25/11 (a)                                                4,198,763
   2,500,000      0.710%, 06/03/11                                                    2,500,000
   7,500,000      0.249%, 07/11/11 (a)                                                7,494,871
                                                                                   ------------
                                                                                     25,491,225
                                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.37%
  10,000,000      0.305%, 10/04/10 (b)                                                9,989,584
     400,000      0.324%, 03/09/11 (a)                                                  400,437
     544,000      0.254%, 05/04/11 (a)                                                  543,885
   6,356,000      0.277%, 08/05/11 (a)                                                6,355,312
   4,900,000      0.621%, 09/22/11 (a)                                                4,926,221
                                                                                   ------------
                                                                                     22,215,439
                                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.32%
  25,000,000      0.188%, 07/13/10 (a)                                               24,999,134
      50,000      0.303%, 05/13/11 (a)                                                   49,976
                                                                                   ------------
                                                                                     25,049,110
                                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
               (Cost $86,750,602)                                                    86,750,602
                                                                                   ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (c) - 3.27%
     100,000   Citibank N.A.
                  0.294%, 07/12/11 (a)                                                  100,082
   1,000,000   Citigroup Funding
                  0.202%, 06/03/11 (a)                                                1,000,203
   1,400,000   JPMorgan Chase & Co.
                  0.421%, 04/01/11 (a)                                                1,402,421
   5,000,000   JPMorgan Chase Bank N.A.
                  0.341%, 06/21/11 (a)                                                5,000,000
     200,000   Morgan Stanley
                  0.827%, 03/04/11 (a)                                                  200,988
   2,100,000   Wells Fargo & Co.
                  1.104%, 12/09/11 (a)                                                2,129,418
                                                                                   ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
               (Cost $9,833,112)                                                      9,833,112
                                                                                   ------------
REPURCHASE AGREEMENTS - 68.72%
  67,000,000   Deutsche Bank, 0.20%, Dated 05/28/10,
                  matures 06/01/10, repurchase price
                  $67,001,489, (collateralized by U.S.
                  Government Agency Obligations, with interest
                  rates of 4.00% to 7.00% due 04/01/35 to
                   04/01/40, total market value $68,340,001)                         67,000,000
  65,000,000   Morgan Stanley, 0.20%, Dated 05/28/10,
                  matures 06/01/10, repurchase price
                  $65,001,444, (collateralized by U.S.
                  Government Agency Obligation, with an
                  interest rate of 5.00% due 12/01/39, total
                  market value $66,538,848)                                          65,000,000

PAR VALUE                                                                              VALUE
------------                                                                       ------------
$ 75,000,000   UBS, 0.21%, Dated 05/28/10, matures 06/01/10, repurchase price
                  $75,001,750, (collateralized by U.S. Government Agency
                  Obligations, with interest rates of 4.00% to 5.00% due
                  02/01/35 to 02/01/40, total market value $76,501,027)            $ 75,000,000
                                                                                   ------------
                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $207,000,000)                                               207,000,000
                                                                                   ------------
                  TOTAL INVESTMENTS - 100.79%
                  (Cost $303,583,714)                                               303,583,714
                                                                                   ------------
                  NET OTHER ASSETS AND LIABILITIES - (0.79)%                         (2,365,722)
                                                                                   ------------
                  NET ASSETS - 100.00%                                             $301,217,992
                                                                                   ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

(c) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United Sates. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,833,112, which represents approximately 3.3% of net assets as of May 31, 2010.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

PAR VALUE                                                                              VALUE
------------                                                                       ------------
ASSET-BACKED SECURITIES - 0.35%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.35%
$    253,131   Series 2001-W4, Class AV1
                  0.623%, 02/25/32 (a)                                             $    229,465
     409,565   Series 2002-W2, Class AV1
                  0.603%, 06/25/32 (a)                                                  375,194
   1,381,997   Series 2002-T7, Class A1
                  0.563%, 07/25/32 (a)                                                1,244,475
                                                                                   ------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost $2,044,930)                                                      1,849,134
                                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.80%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 0.17%
      32,201   Series 1009, Class D
                  0.975%, 10/15/20 (a)                                                   32,202
     103,458   Series 1066, Class P
                  1.275%, 04/15/21 (a)                                                  104,967
     161,554   Series 1222, Class P
                  3.160%, 03/15/22 (a) (b)                                              167,209
     339,395   Series 1250, Class J
                  7.000%, 05/15/22 (b)                                                  375,653
     182,130   Series 1448, Class F
                  1.775%, 12/15/22 (a) (d)                                              187,082
                                                                                   ------------
                                                                                        867,113
                                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 1.63%
   1,094,338   Series 1993-225, Class WC
                  6.500%, 12/25/13 (b)                                                1,157,504
     656,616   Series 1990-145, Class A
                  1.683%, 12/25/20 (a)                                                  657,548
     837,522   Series 1991-67, Class J
                  7.500%, 08/25/21 (b)                                                  934,600
     744,768   Series 1992-137, Class F
                  1.375%, 08/25/22 (a)                                                  757,308
     818,207   Series 1993-27, Class F
                  1.525%, 02/25/23 (a) (c)                                              833,670
     382,838   Series 1998-21, Class F
                  0.790%, 03/25/28 (a)                                                  383,728
     651,693   Series 2000-16, Class ZG
                  8.500%, 06/25/30 (d)                                                  743,158
     780,874   Series 2000-32, Class Z
                  7.500%, 10/18/30                                                      884,564
   1,532,211   Series 2001-60, Class OF
                  1.293%, 10/25/31 (a)                                                1,560,476
     510,737   Series 2001-70, Class OF
                  1.293%, 10/25/31 (a)                                                  520,159
      75,934   Series 2008-22, Class FD
                  1.183%, 04/25/48 (a)                                                   76,153
                                                                                   ------------
                                                                                      8,508,868
                                                                                   ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $9,230,960)                                                      9,375,981
                                                                                   ------------
MORTGAGE-BACKED OBLIGATIONS - 15.30%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.17%
     291,055      3.346%, 02/01/18 (a)                                                  295,302
     431,271      4.735%, 11/01/18 (a)                                                  444,361
   1,823,022      6.868%, 11/01/19 (a)                                                1,924,427
     204,522      1.964%, 11/01/22 (a)                                                  207,795
      93,113      3.453%, 11/01/22 (a)                                                   94,220
     128,314      2.857%, 10/01/24 (a)                                                  132,441

PAR VALUE                                                                              VALUE
------------                                                                       ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - (CONTINUED)
$    246,006      4.955%, 10/01/25 (a)                                             $    255,811
     720,610      5.417%, 08/01/28 (a)                                                  753,453
      89,619      1.978%, 07/01/29 (a)                                                   91,420
     449,874      2.817%, 05/01/31 (a)                                                  470,737
  16,537,333      2.627%, 03/01/35 (a)                                               17,116,411
                                                                                   ------------
                                                                                     21,786,378
                                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 1.58%
       5,447      6.500%, 11/01/10                                                        5,451
     266,745      6.500%, 09/01/13                                                      287,999
     189,716      6.500%, 10/01/13                                                      204,725
      72,448      6.500%, 05/01/14                                                       78,221
     104,881      6.500%, 06/01/14                                                      113,237
     468,326      6.000%, 12/01/14                                                      500,100
     384,038      8.000%, 12/01/15                                                      418,537
     368,734      6.000%, 03/01/16                                                      394,107
      86,385      6.500%, 07/01/16                                                       93,267
     752,419      5.000%, 10/01/17                                                      807,297
     844,516      5.000%, 11/01/17                                                      905,311
   1,382,155      5.000%, 01/01/18                                                    1,482,349
     907,138      5.000%, 02/01/18                                                      973,127
     396,633      5.000%, 03/01/18                                                      425,951
     772,844      5.500%, 01/01/20                                                      835,887
     334,246      5.500%, 05/01/20                                                      361,511
     293,434      5.500%, 07/01/20                                                      317,370
      26,347      4.500%, 07/01/23                                                       27,654
                                                                                   ------------
                                                                                      8,232,101
                                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.52%
      63,788      5.018%, 10/01/13 (a)                                                   65,381
     253,772      8.500%, 04/01/16                                                      268,257
     139,899      4.669%, 07/01/17 (a)                                                  146,251
     181,883      2.187%, 11/01/17 (a)                                                  184,793
     121,915      2.348%, 11/01/17 (a)                                                  123,147
     106,022      2.437%, 11/01/17 (a)                                                  108,326
     277,494      2.130%, 03/01/18 (a)                                                  281,953
      66,151      2.417%, 05/01/18 (a)                                                   67,297
     106,250      6.133%, 06/01/18 (a)                                                  109,665
   1,479,319      2.874%, 10/01/18 (a)                                                1,515,577
      53,484      3.275%, 02/01/19 (a)                                                   54,909
      97,637      2.369%, 05/01/19 (a)                                                   99,340
       6,233      5.000%, 09/01/19                                                        6,686
     147,916      6.864%, 12/01/19 (a)                                                  154,080
     239,282      1.916%, 01/01/20 (a)                                                  241,958
      39,662      5.000%, 01/01/20                                                       42,445
     125,590      2.286%, 05/01/20 (a)                                                  129,631
     417,780      5.730%, 05/01/20 (a)                                                  440,888
     675,779      6.483%, 02/01/22 (a)                                                  713,369
      78,398      4.721%, 01/01/23 (a)                                                   81,016
      64,967      4.500%, 04/01/23                                                       68,320
     244,307      3.248%, 03/01/24 (a)                                                  250,681
      36,947      3.110%, 04/01/25 (a)                                                   38,967
     325,666      5.685%, 10/01/25 (a)                                                  343,679
     737,141      3.717%, 02/01/27 (a)                                                  771,789
     239,809      2.472%, 07/01/27 (a)                                                  244,679
     370,316      2.930%, 07/01/27 (a)                                                  379,301
     375,171      4.676%, 01/01/29 (a)                                                  394,633
      91,365      4.656%, 02/01/29 (a)                                                   96,105
   6,698,057      3.611%, 08/01/29 (a)                                                6,885,653
     107,774      3.013%, 07/01/31 (a)                                                  112,035
     203,642      2.735%, 07/01/32 (a)                                                  212,745
      70,094      3.380%, 07/01/32 (a)                                                   73,525
     329,187      3.182%, 09/01/32 (a)                                                  347,498

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2010 (UNAUDITED)

PAR VALUE                                                                              VALUE
------------                                                                       ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$    817,250      2.916%, 01/01/33 (a)                                             $    852,525
     161,298      2.609%, 06/01/33 (a)                                                  167,893
   2,649,074      4.612%, 08/01/33 (a)                                                2,786,493
   1,230,294      2.449%, 04/01/34 (a)                                                1,275,357
     586,237      3.109%, 07/01/34 (a)                                                  605,878
   1,008,148      3.109%, 08/01/34 (a)                                                1,041,943
   7,810,776      3.411%, 11/01/35 (a)                                                8,101,981
   3,946,691      3.223%, 04/01/37 (a)                                                4,110,558
   4,461,458      5.744%, 07/01/37 (a)                                                4,646,501
   2,631,428      6.539%, 09/01/37 (a)                                                2,785,966
   1,691,011      6.500%, 11/01/37                                                    1,843,089
   1,157,792      3.109%, 08/01/44 (a)                                                1,196,507
                                                                                   ------------
                                                                                     44,469,270
                                                                                   ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.03%
      99,997      7.000%, 04/15/26                                                      112,923
     491,675      3.500%, 04/20/34 (a)                                                  515,312
   2,454,028      3.250%, 06/20/34 (a)                                                2,528,672
   2,123,966      3.625%, 08/20/34 (a)                                                2,203,888
                                                                                   ------------
                                                                                      5,360,795
                                                                                   ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $78,828,497)                                                    79,848,544
                                                                                   ------------
AGENCY DEBENTURES - 25.95%
               Federal Home Loan Bank
  17,000,000      0.214%, 08/01/11 (a)                                               16,981,963
               Federal Home Loan Bank
  75,500,000      0.268%, 10/13/11 (a)                                               75,479,010
               Federal Home Loan Mortgage Corp
   5,000,000      0.342%, 04/07/11 (a)                                                5,004,920
               Federal Home Loan Mortgage Corp
   7,000,000      0.254%, 05/04/11 (a)                                                7,005,159
               Federal Home Loan Mortgage Corp
   9,000,000      5.350%, 09/14/12                                                    9,424,863
               Federal Home Loan Mortgage Corp
   5,600,000      4.500%, 04/02/14                                                    6,147,943
               Federal National Mortgage Association
   8,000,000      2.050%, 04/26/13                                                    8,061,384
               Small Business Administration
     171,063      1.075%, 03/25/14 (a)                                                  170,554
               Sri Lanka Government Aid Bond
   7,250,000      2.535%, 11/01/24 (a)                                                7,141,250
                                                                                   ------------
               TOTAL AGENCY DEBENTURES
               (Cost $135,371,575)                                                  135,417,046
                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 30.73%
               UNITED STATES TREASURY BILLS - 24.25%
  41,800,000      0.000%, 01/13/11                                                   41,740,978
  25,000,000      0.000%, 02/10/11                                                   24,956,775
  60,000,000      0.000%, 03/10/11                                                   59,870,760
                                                                                   ------------
                                                                                    126,568,513
                                                                                   ------------
               UNITES STATES TREASURY NOTES & BONDS - 6.48%
  11,600,000      0.875%, 01/31/12                                                   11,633,536
  22,100,000      1.000%, 04/30/12                                                   22,200,997
                                                                                   ------------
                                                                                     33,834,533
                                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $160,208,236)                                                  160,403,046
                                                                                   ------------

PAR VALUE                                                                              VALUE
------------                                                                       ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (e) - 0.65%
               FDIC Structured Sale Guaranteed Notes
 $ 2,500,000   Series 2010-L1A, Zero coupon,
               10/25/11                                                            $  2,458,135
               FDIC Structured Sale Guaranteed Notes
     939,548   Series 2010-S1, Class 1A,
               0.904%, 02/25/48 (a)                                                     942,949
                                                                                   ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
               (Cost $3,402,714)                                                      3,401,084
                                                                                   ------------
REPURCHASE AGREEMENT - 25.06%
 130,800,000   Bank of America, 0.19%, Dated 05/28/10, matures 06/01/10,
               repurchase price $130,802,761 (collateralized by a U.S. Treasury
               Bond and Note with interest rates of 4.25% to 8.00% due 01/15/11
               to 11/15/21, total market value $133,416,073)                        130,800,000
                                                                                   ------------
               TOTAL REPURCHASE AGREEMENT
               (Cost $130,800,000)                                                  130,800,000
                                                                                   ------------
               TOTAL INVESTMENTS - 99.84%
               (Cost $519,886,912) (f)                                              521,094,835
                                                                                   ------------
               NET OTHER ASSETS AND LIABILITIES - 0.16%                                 833,585
                                                                                   ------------
               NET ASSETS - 100.00%                                                $521,928,420
                                                                                   ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

(e) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United Sates. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $3,401,084, which represents approximately 0.7% of net assets as of May 31, 2010.

(f) Cost for U.S. federal income tax purposes is $519,886,912. As of May 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,841,024 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $633,101.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

PAR VALUE                                                                              VALUE
------------                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.93%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 3.06%
$  3,034,555   Series 3284, Class CA
                  5.000%, 10/15/21                                                  $ 3,219,589
     424,971   Series 1448, Class F
                  1.775%, 12/15/22 (a) (b)                                              436,525
     709,550   Series 1980, Class Z
                  7.000%, 07/15/27 (b)                                                  805,167
   4,042,848   Series 2236, Class Z
                  8.500%, 06/15/30 (b)                                                4,690,706
                                                                                   ------------
                                                                                      9,151,987
                                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 2.05%
     296,107   Series 2001-42, Class HG
                  10.000%, 09/25/16                                                     335,211
     154,662   Series 1988-12, Class A
                  4.646%, 02/25/18 (a)                                                  157,459
   4,291,967   Series 2007-36, Class AB
                  5.000%, 11/25/21                                                    4,558,749
     898,394   Series G92-44, Class Z
                  8.000%, 07/25/22                                                    1,006,180
      90,631   Series 2008-22, Class FD
                  1.183%, 04/25/48 (a)                                                   90,893
                                                                                   ------------
                                                                                      6,148,492
                                                                                   ------------
               PRIVATE - 3.82%
               Adjustable Rate Mortgage Trust
     840,489   Series 2004-4, Class 1A1
                  2.706%, 03/25/35 (a)                                                  711,411
               Banc of America Mortgage Securities
     138,343   Series 2004-D, Class 1A1
                  2.788%, 05/25/34 (a)                                                  124,907
               BCAP LLC Trust
     310,336   Series 2006-RR1, Class CF
                  0.983%, 11/25/36 (a)                                                  271,282
               Countrywide Home Loans
      39,921   Series 2003-37, Class 1A1
                  3.851%, 08/25/33 (a)                                                   35,077
               Indymac Index Mortgage Loan Trust
     607,028   Series 2004-AR4, Class 1A
                  3.535%, 08/25/34 (a) (b)                                              411,210
               Merrill Lynch Mortgage Investors, Inc.
      94,200   Series 2003-A4, Class 1A
                  3.397%, 07/25/33 (a)                                                   90,388
               Salomon Brothers Mortgage Securities VII, Inc.
      89,667   Series 1994-20, Class A
                  3.273%, 12/25/24 (a)                                                   86,412
               Structured Adjustable Rate Mortgage Loan
     148,006   Series 2004-2, Class 2A
                  2.965%, 03/25/34 (a)                                                  128,398
     278,755   Series 2004-5, Class 1A
                  2.540%, 05/25/34 (a) (b)                                              241,400
               Structured Asset Securities Corp.
   1,099,475   Series 2003-34A, Class 3A3
                  2.603%, 11/25/33 (a)                                                  894,902
               Washington Mutual Mortgage
               Pass-Through Certificates
     632,832   Series 2003-AR6, Class A1
                  3.019%, 06/25/33 (a)                                                  608,951
   4,030,907   Series 2005-AR12, Class 1A8
                  4.810%, 10/25/35 (a)                                                3,468,423

PAR VALUE                                                                              VALUE
------------                                                                       ------------
PRIVATE - (CONTINUED)
               Wells Fargo Mortgage Backed Securities Trust
$  4,811,654   Series 2005-AR4, Class 2A2
                  2.973%, 04/25/35 (a)                                             $  4,380,975
                                                                                   ------------
                                                                                     11,453,736
                                                                                   ------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $27,904,526)                                                    26,754,215
                                                                                   ------------
MORTGAGE-BACKED OBLIGATIONS - 30.64%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.11%
   1,274,896      3.126%, 01/01/34 (a)                                                1,335,179
     774,293      3.310%, 09/01/34 (a)                                                  811,547
   1,362,070      3.235%, 10/01/34 (a)                                                1,427,653
     283,581      3.407%, 11/01/34 (a)                                                  297,844
   2,744,913      3.390%, 08/01/35 (a)                                                2,865,888
   2,458,063      5.164%, 05/01/36 (a)                                                2,594,023
                                                                                   ------------
                                                                                      9,332,134
                                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 5.88%
       5,567      7.000%, 03/01/12                                                        5,826
      67,784      7.000%, 12/01/12                                                       68,803
     338,430      5.000%, 12/01/13                                                      349,815
     367,794      4.000%, 01/01/14                                                      376,474
       9,100      8.000%, 07/01/14                                                       10,237
   4,251,113      4.500%, 03/01/15                                                    4,392,098
       6,530      7.000%, 03/01/15                                                        7,045
     669,426      5.500%, 05/01/15                                                      714,829
     132,692      5.500%, 06/01/17                                                      142,738
      87,330      8.000%, 09/01/17                                                       96,283
     794,221      5.000%, 10/01/17                                                      852,147
     197,640      5.500%, 10/01/17                                                      213,038
     891,433      5.000%, 11/01/17                                                      955,606
     619,235      8.000%, 11/01/17                                                      695,092
   1,458,942      5.000%, 01/01/18                                                    1,564,702
     957,534      5.000%, 02/01/18                                                    1,027,189
     418,668      5.000%, 03/01/18                                                      449,615
     625,453      5.500%, 03/01/18                                                      675,552
     246,960      5.500%, 04/01/18                                                      266,833
     350,932      6.500%, 05/01/18                                                      388,166
      43,659      6.000%, 10/01/18                                                       48,079
      12,973      6.000%, 11/01/18                                                       14,287
   2,488,067      5.500%, 02/01/19                                                    2,687,501
     818,305      5.500%, 01/01/20                                                      885,057
     353,908      5.500%, 05/01/20                                                      382,777
     310,694      5.500%, 07/01/20                                                      336,039
                                                                                   ------------
                                                                                     17,605,828
                                                                                   ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.26%
         228      7.500%, 09/01/10                                                          229
     635,103      6.000%, 01/01/12                                                      659,807
      99,047      6.000%, 04/01/12                                                      103,029
     231,338      6.000%, 05/01/12                                                      241,212
     489,372      6.000%, 06/01/12                                                      510,833
      12,555      7.500%, 07/01/12                                                       13,331
     705,302      6.000%, 09/01/12                                                      737,021
      69,275      5.000%, 11/01/12                                                       70,971
   1,466,038      5.500%, 01/01/13                                                    1,493,012
       2,081      8.000%, 01/01/13                                                        2,205
   9,000,000      2.050%, 04/26/13                                                    9,069,057
     568,110      4.500%, 08/01/13                                                      582,963
   3,901,941      4.500%, 09/01/13                                                    4,010,999

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2010 (UNAUDITED)

PAR VALUE                                                                              VALUE
------------                                                                       ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
 $ 2,274,980      4.000%, 04/01/14                                                 $  2,330,301
     673,377      5.500%, 09/01/14                                                      724,203
     374,422      5.500%, 12/01/14                                                      402,683
       9,148      6.000%, 02/01/18                                                       10,083
   1,951,602      5.500%, 05/01/18                                                    2,110,494
     109,989      6.000%, 05/01/18                                                      121,228
     697,804      5.500%, 06/01/18                                                      752,838
       6,953      6.000%, 08/01/18                                                        7,664
       6,587      6.000%, 09/01/18                                                        7,261
     589,234      5.500%, 10/01/18                                                      636,182
     761,737      5.500%, 11/01/18                                                      821,743
     645,220      6.000%, 11/01/18                                                      711,153
      45,025      5.500%, 12/01/18                                                       48,569
   1,117,715      6.000%, 12/01/18                                                    1,231,929
     902,793      6.000%, 01/01/19                                                      995,044
      13,595      6.000%, 02/01/19                                                       14,984
     299,021      6.000%, 04/01/19                                                      318,644
      73,774      6.000%, 05/01/19                                                       81,329
     132,174      6.000%, 10/01/23                                                      145,439
     504,377      7.000%, 08/01/28                                                      562,339
     848,727      7.000%, 11/01/28                                                      948,656
      76,257      7.000%, 02/01/32                                                       84,674
     329,003      5.994%, 05/01/32 (a)                                                  346,603
     223,285      7.000%, 05/01/32                                                      250,134
     338,055      3.182%, 09/01/32 (a)                                                  356,860
     159,292      7.000%, 09/01/32                                                      176,700
   2,042,745      2.797%, 07/01/33 (a)                                                2,132,755
   1,281,911      2.996%, 11/01/33 (a)                                                1,337,395
   2,643,637      2.594%, 12/01/33 (a)                                                2,759,494
   1,018,782      3.236%, 03/01/34 (a)                                                1,066,012
   1,008,410      2.429%, 04/01/34 (a)                                                1,049,163
     631,881      2.975%, 08/01/34 (a)                                                  658,930
     967,238      3.115%, 10/01/34 (a)                                                1,012,447
     882,621      2.584%, 03/01/35 (a)                                                  920,545
   3,741,051      2.602%, 04/01/35 (a)                                                3,914,666
   2,099,976      2.451%, 05/01/35 (a)                                                2,173,021
   2,004,634      2.698%, 05/01/35 (a)                                                2,099,278
     996,240      3.128%, 05/01/35 (a)                                                1,035,447
   1,078,829      2.155%, 06/01/35 (a)                                                1,103,182
   3,226,996      4.191%, 08/01/35 (a)                                                3,376,190
   2,116,405      4.746%, 08/01/35 (a)                                                2,171,980
   1,883,754      4.083%, 09/01/35 (a)                                                1,987,948
     709,867      2.585%, 10/01/35 (a)                                                  739,958
   2,365,844      2.647%, 03/01/36 (a)                                                2,477,429
                                                                                   ------------
                                                                                     63,708,246
                                                                                   ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.39%
         251      8.500%, 08/15/10                                                          256
         669      8.500%, 10/15/10                                                          683
       1,281      8.500%, 11/15/10                                                        1,308
       4,016      8.500%, 09/15/11                                                        4,212
      16,490      8.500%, 10/15/11                                                       16,786
       7,905      8.500%, 03/15/12                                                        7,896
       1,269      8.500%, 07/15/12                                                        1,269
   1,096,611      2.750%, 12/20/34 (a)                                                1,135,609
                                                                                   ------------
                                                                                      1,168,019
                                                                                   ------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $88,127,736)                                                    91,814,227
                                                                                   ------------

PAR VALUE                                                                              VALUE
------------                                                                       ------------
AGENCY DEBENTURES - 6.89%
               FEDERAL HOME LOAN BANK - 4.29%
               Federal Home Loan Bank
$  2,900,000      2.000%, 09/14/12                                                 $  2,954,392
   9,800,000      1.750%, 12/14/12                                                    9,911,240
                                                                                   ------------
                                                                                     12,865,632
                                                                                   ------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 2.60%
   2,700,000      1.750%, 08/22/12                                                    2,738,267
   4,600,000      4.500%, 04/02/14                                                    5,050,096
                                                                                   ------------
                                                                                      7,788,363
                                                                                   ------------
               TOTAL AGENCY DEBENTURES
               (Cost $20,402,541)                                                    20,653,995
                                                                                   ------------
U.S. TREASURY OBLIGATIONS - 49.48%
               UNITES STATES TREASURY NOTES & BONDS - 49.48%
               US Treasury Note
  38,200,000      0.875%, 01/31/12                                                   38,310,436
  51,100,000      1.000%, 03/31/12                                                   51,351,412
  36,900,000      1.375%, 10/15/12                                                   37,260,365
   7,200,000      1.750%, 04/15/13                                                    7,307,424
  14,000,000      Zero coupon, 02/15/14                                              13,154,582
     900,000      3.125%, 05/15/19                                                      891,703
                                                                                   ------------
                                                                                    148,275,922
                                                                                   ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $147,118,628)                                                  148,275,922
                                                                                   ------------
U.S. GOVERNMENT-BACKED OBLIGATIONS (c) - 3.17%
               Private Export Funding Corp
   9,000,000      3.550%, 04/15/13                                                    9,510,453
                                                                                   ------------
               TOTAL U.S. GOVERNMENT-BACKED OBLIGATIONS
               (Cost $9,439,582)                                                      9,510,453
                                                                                   ------------
REPURCHASE AGREEMENT - 0.57%
   1,700,000   UBS, 0.19%, Dated 5/28/10, matures 06/01/10, repurchase price
               $1,700,036, (collateralized by a U.S. Government Obligation with an interest rate of 6.875% due 08/15/25, total market value
               $1,734.283)                                                            1,700,000
                                                                                   ------------
               TOTAL REPURCHASE AGREEMENT
                  (Cost $1,700,000)                                                   1,700,000
                                                                                   ------------
                  TOTAL INVESTMENTS - 99.68%
                  (Cost $294,693,013) (d)                                           298,708,812
                                                                                   ------------
                  NET OTHER ASSETS AND LIABILITIES - 0.32%                              957,390
                                                                                   ------------
                  NET ASSETS - 100.00%                                             $299,666,202
                                                                                   ============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  This security has Sequential collateral.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2010 (UNAUDITED)

(c) Guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United Sates. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $9,510,453, which represents approximately 3.2% of net assets as of May 31, 2010.

(d) Cost for U.S. federal income tax purposes is $294,693,013. As of May 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,475,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,459,685.

              SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2010 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio's net assets as of May 31, 2010 is as follows:


                                        MONEY MARKET PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                         5/31/10     QUOTED PRICE      INPUTS         INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $303,583,714        $--       $303,583,714       $--
                      ============        ===       ============       ===

                              ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                         5/31/10     QUOTED PRICE      INPUTS         INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $521,094,835        $--       $521,094,835       $--
                      ============        ===       ============       ===

                                        SHORT DURATION PORTFOLIO
                      ---------------------------------------------------------
                                                       LEVEL 2        LEVEL 3
                      TOTAL MARKET                   SIGNIFICANT    SIGNIFICANT
                        VALUE AT        LEVEL 1      OBSERVABLE    UNOBSERVABLE
                         5/31/10     QUOTED PRICE       INPUTS        INPUTS
                      ------------   ------------   ------------   ------------
Total Investments *   $298,708,812        $--       $298,708,812       $--
                      ============        ===       ============       ===

*    Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

May 31, 2010 (Unaudited)

For additional information regarding the Portfolios' policy for valuation of investments or other significant accounting policies, please refer to the Portfolios' most recent Semi-Annual or Annual Report.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Administration ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios did not enter into mortgage dollar rolls during the period ended May 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Credit Unions


By (Signature and Title)* /s/ Charles W. Filson
                          -------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Charles W. Filson
                          -------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date July 23, 2010


By (Signature and Title)* /s/ Jay Johnson
                          -------------------------------------
                          Jay Johnson, Treasurer
                          (principal financial officer)

Date July 23, 2010

* Print the name and title of each signing officer under his or her signature.